Document and Entity Information	Mar. 02, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001814329
Document Type	8-K/A
Document Period End Date	Mar. 02, 2023
Entity Registrant Name	Astra Space, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39426
Entity Tax Identification Number	85-1270303
Entity Address, Address Line One	1900 Skyhawk Street
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	(866)
Local Phone Number	278-7217
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This report amends the Current Report on Form 8-K of Astra Space, Inc. (the “Company”), dated March 2, 2023 and filed with the Securities and Exchange Commission on March 3, 2023 (the “Original 8-K”), solely to clarify that, as of March 14, 2023, the Delaware Court of Chancery (the “Court of Chancery”) has approved the Company’s request for relief and entered an order (the “Order”) in response to a petition (the “Petition”) filed on March 1, 2023 by the Company pursuant to Section 205 of the Delaware General Corporation Law (the “DGCL”), requesting that the Court of Chancery issue an order validating and declaring effective (1) the provisions of the Second Amended and Restated Certificate of Incorporation (the “Certificate”) of the Company that set forth the number of authorized shares of the Company and (2) the shares of the Company’s common stock issued in reliance on such provisions of the Certificate. This report does not otherwise amend, modify or update any of the disclosures contained in the Original 8-K.